Parent Company Information - Summary of Condensed Statements Of Financial Position (Details) - Parent Company - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from financial institutions		₩ 608,076	₩ 23,084
Financial Assets at fair value through profit of loss		440,760	474,262
Loans at amortized cost		249,128	179,542
Banking subsidiaries	[1]	14,821,721	14,821,721
Nonbanking subsidiaries	[1]	11,919,717	11,698,159
Other assets		831,977	911,723
Total assets		28,871,379	28,108,491
Liabilities and shareholders' equity
Borrowings			100,000
Debentures		5,552,791	6,128,043
Other liabilities		805,614	894,828
Shareholders' equity		22,512,974	20,985,620
Total liabilities and shareholders equity		₩ 28,871,379	₩ 28,108,491

[1]	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.